WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 52.4%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,290,000	$3,143,257
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,482,687	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	744,452
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	648,049
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	452,451
Verizon Communications Inc., Senior Notes (3mo. USD LIBOR + 1.100%)	4.005%	5/15/25	3,290,000	3,301,627	(b)

Total Diversified Telecommunication Services				9,772,523

Entertainment - 0.4%
Magallanes Inc., Senior Notes	3.638%	3/15/25	1,440,000	1,390,905	(a)
Magallanes Inc., Senior Notes	3.755%	3/15/27	1,190,000	1,112,109	(a)

Total Entertainment				2,503,014

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	665,350	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	4.432%	2/1/24	2,710,000	2,726,477	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,170,000	3,160,612
Comcast Corp., Senior Notes	3.950%	10/15/25	1,410,000	1,408,416
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	107,575	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,247,429
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	604,358

Total Media				9,920,217

Wireless Telecommunication Services - 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	507,470
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,990,000	2,920,880
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	81,191

Total Wireless Telecommunication Services				3,509,541

TOTAL COMMUNICATION SERVICES				25,705,295

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 2.0%
American Honda Finance Corp., Senior Notes	0.650%	9/8/23	1,640,000	1,590,464
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,400,000	1,366,054
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,645,812

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	$610,000	$573,534
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	861,225
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,600,000	1,407,331
Hyundai Capital America, Senior Notes	1.250%	9/18/23	1,040,000	1,009,270	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	961,875	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	933,306	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	1,480,000	1,412,730
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	658,228
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	191,608

Total Automobiles				12,611,437

Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,656,380
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,290,000	1,287,302
McDonald’s Corp., Senior Notes	3.700%	1/30/26	320,000	317,046
Sands China Ltd., Senior Notes	2.550%	3/8/27	330,000	265,147
Sands China Ltd., Senior Notes	3.100%	3/8/29	220,000	166,715

Total Hotels, Restaurants & Leisure				4,692,590

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	125,341

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,700,000	1,613,179
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	713,031

Total Internet & Direct Marketing Retail				2,326,210

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	24,916
Target Corp., Senior Notes	2.250%	4/15/25	90,000	86,503

Total Multiline Retail				111,419

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	139,411
Home Depot Inc., Senior Notes	2.700%	4/15/25	330,000	322,733
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	298,496

Total Specialty Retail				760,640

TOTAL CONSUMER DISCRETIONARY				20,627,637

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.163%	1/12/24	1,655,000	1,656,645	(b)

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	770,000	697,697

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.1%
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	$500,000	$498,920	(a)

Household Products - 0.2%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,089,395	(a)

Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,010,000	961,307
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,730,000	1,618,368
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	850,000	757,422
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	499,375
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,416,075
Reynolds American Inc., Senior Notes	4.850%	9/15/23	660,000	663,994

Total Tobacco				5,916,541

TOTAL CONSUMER STAPLES				9,859,198

ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp., Senior Notes	1.141%	5/11/23	490,000	481,827
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	155,374
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,770,000	2,772,036
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	114,858	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	610,000	606,650	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,830,000	2,923,790
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,080,000	2,957,290
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	27,307	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	800,000	798,640
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	727,793
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,340,000	1,329,437
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	730,000	728,822
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	645,786
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,110,000	3,073,650
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	657,119
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,040,000	2,043,418
EQT Corp., Senior Notes	3.125%	5/15/26	1,800,000	1,696,209	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	530,843
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	39,160
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	970,000	959,358
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	185,952
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,690,000	1,684,766

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	3.792%	1/15/23	$1,095,000	$1,097,157	(b)
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	1,720,000	1,285,127	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	519,697
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	50,237
MPLX LP, Senior Notes	1.750%	3/1/26	1,350,000	1,222,751
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	690,923
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	156,707
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,429,624
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,410,000	1,376,796
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,210,000	1,081,878
Qatar Energy, Senior Notes	1.375%	9/12/26	1,620,000	1,470,531	(a)
Shell International Finance BV, Senior Notes (3mo. USD LIBOR + 0.400%)	3.305%	11/13/23	1,030,000	1,032,403	(b)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,630,000	1,627,037
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,020,000	2,208,270
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	181,806
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,800,000	1,716,021
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	650,000	647,526	(b)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	962,963

TOTAL ENERGY				43,897,539

FINANCIALS - 22.7%
Banks - 15.5%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	398,814
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.543%	4/12/23	400,000	400,001	(b)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,502,340	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,840,000	3,494,959	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	4,050,000	3,966,794	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.401%	3/5/24	1,800,000	1,795,415	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	3.743%	7/23/24	1,000,000	1,000,544	(b)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	$1,820,000	$1,813,470	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	740,000	731,609	(b)
Bank of America Corp., Subordinated Notes (3mo. USD LIBOR + 0.760%)	2.589%	9/15/26	200,000	194,562	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,554,130
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	613,083
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	699,860
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	3.670%	7/20/23	1,000,000	1,001,866	(b)(d)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	4.302%	5/16/24	1,400,000	1,400,091	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	448,983	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,766,408	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	399,198	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	383,804	(b)(c)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,570,000	2,465,700	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,618,153	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	1,060,000	1,041,226	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	3.010%	9/1/23	2,050,000	2,050,000	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,508,642	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,207,072	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	310,657	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	517,593	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	826,536	(a)(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	469,617	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	2.781%	9/12/23	$1,170,000	$1,169,291	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,380,000	3,297,627	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,090,212	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	457,029	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.961%	5/18/24	1,750,000	1,742,488	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	600,000	597,073	(a)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,142,984	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,740,000	2,563,367	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	3.278%	1/10/25	1,690,000	1,682,794	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	4.013%	10/24/23	3,610,000	3,613,612	(b)
JPMorgan Chase & Co., Senior Notes (4.023%to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,980,000	2,967,890	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,720,000	1,698,311	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,558,166
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	400,000	398,838	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	244,996	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	384,937	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,518,772	(a)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,207,893
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,750,000	2,453,989
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	692,528	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	190,697

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.538%	10/16/23	$1,200,000	$1,201,056	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,914,307	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,040,000	2,724,106
Truist Bank, Senior Notes	1.250%	3/9/23	2,210,000	2,184,961
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	4,370,000	4,282,673	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,541,440	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	4.036%	10/31/23	4,110,000	4,114,315	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,715,155	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,940,135

Total Banks				95,872,769

Capital Markets - 5.1%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	978,884
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	423,838
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,801,620
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,228,088
Credit Suisse AG, Senior Notes	0.495%	2/2/24	570,000	537,290
Credit Suisse Group AG, Senior Notes (2.193%to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,136,265	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	2.945%	12/14/23	750,000	747,220	(a)(b)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	269,560
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,310,281
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	146,724
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,878,170	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,126,258	(b)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	2,360,000	2,323,947	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	8,320,000	7,370,978	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	4.083%	5/8/24	450,000	450,798	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,080,000	2,050,532	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	$1,000,000	$1,002,617
UBS AG, Senior Notes	1.250%	6/1/26	800,000	713,196	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	593,749	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	565,024	(a)(b)

Total Capital Markets				31,655,039

Consumer Finance - 1.0%
AIG Global Funding, Secured Notes	0.800%	7/7/23	650,000	634,365	(a)
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	998,775
American Express Co., Senior Notes	3.400%	2/27/23	770,000	769,537
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	135,577
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	3,180,000	3,008,748
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.415%	5/15/23	500,000	501,416	(b)

Total Consumer Finance				6,048,418

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	500,000	497,866
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	988,019
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	750,000	739,439	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	468,899	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	711,494	(a)

Total Diversified Financial Services				3,405,717

Insurance - 0.5%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	179,558
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.862%	3/29/23	1,000,000	999,989	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	1,627	1,635	(a)(c)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,343,205	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	356,653	(a)

Total Insurance				2,881,040

TOTAL FINANCIALS				139,862,983

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 4.8%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	2.300%	11/21/22	$1,000,000	$998,061
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,030,000	1,028,058
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,130,000	2,059,085
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	296,626
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	3.634%	11/21/22	1,040,000	1,040,899	(b)
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	728,000	703,812
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	718,834

Total Biotechnology				6,845,375

Health Care Equipment & Supplies - 0.0%††
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	183,905

Health Care Providers & Services - 2.9%
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	380,432
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	103,779
Cigna Corp., Senior Notes	3.500%	6/15/24	1,180,000	1,171,388
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	3.402%	7/15/23	2,585,000	2,590,046	(b)
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,383,441
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,160,000	3,139,077
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	240,637
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	999,634
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	302,538
Humana Inc., Senior Notes	1.350%	2/3/27	2,040,000	1,784,277
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	999,536
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	639,743
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,670,000	1,589,260
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	293,461
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	990,000	979,210

Total Health Care Providers & Services				17,596,459

Pharmaceuticals - 0.8%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,670,000	1,508,629
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	464,361
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,697,875
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	183,904

Total Pharmaceuticals				4,854,769

TOTAL HEALTH CARE				29,480,508

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	1.875%	6/15/23	$720,000	$708,836
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,155,517
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	852,732
Boeing Co., Senior Notes	2.750%	2/1/26	2,910,000	2,723,949
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	995,224
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,064,488
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,388,473
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	765,620
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	155,952

Total Aerospace & Defense				11,810,791

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	714,938
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	725,191	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	40,000	36,566	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	420,995	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,437,950	(a)

Total Airlines				4,335,640

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	194,220

Electrical Equipment - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	95,287	(a)

Industrial Conglomerates - 0.7%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,349,416
3M Co., Senior Notes	3.250%	2/14/24	510,000	506,830
3M Co., Senior Notes	2.000%	2/14/25	400,000	381,452
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,263,979

Total Industrial Conglomerates				4,501,677

Machinery - 0.5%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	135,217
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	770,000	729,501
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,140,000	1,034,793
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.176%	6/7/23	635,000	636,250	(b)
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	671,636

Total Machinery				3,207,397

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$1,400,000	$1,271,048
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	22,000	22,284	(a)

Total Road & Rail				1,293,332

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	236,166
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,380,000	2,083,784

Total Trading Companies & Distributors				2,319,950

TOTAL INDUSTRIALS				27,758,294

INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,340,387

IT Services - 0.4%
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	490,000	477,114
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,330,000	1,251,525
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	488,967

Total IT Services				2,217,606

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	297,670
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,470,000	1,422,255
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,389,606
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	230,000	230,384
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,541,860
NVIDIA Corp., Senior Notes	0.584%	6/14/24	1,160,000	1,099,974
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	9,430
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	989,740

Total Semiconductors & Semiconductor Equipment				6,980,919

Software - 0.7%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,168,616
Workday Inc., Senior Notes	3.500%	4/1/27	2,260,000	2,157,373

Total Software				4,325,989

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.400%	8/5/28	2,560,000	2,228,413

TOTAL INFORMATION TECHNOLOGY				17,093,314

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 1.1%
Metals & Mining - 0.9%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	$1,650,000	$1,648,350	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,487,237	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,320,000	1,171,016	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,000,000	1,050,700
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	620,000	586,308

Total Metals & Mining				5,943,611

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,110,712	(a)

TOTAL MATERIALS				7,054,323

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	364,877	(a)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	600,000	597,407
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,050,000	989,300

TOTAL UTILITIES				1,586,707

TOTAL CORPORATE BONDS & NOTES (Cost - $343,219,371)				323,290,675

ASSET-BACKED SECURITIES - 18.7%
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	4.660%	1/20/32	450,000	445,098	(a)(b)
ABPCI Direct Lending Fund IX LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	4.169%		2,310,000	2,249,299	(a)(b)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	3.297%	5/25/36	935,819	904,827	(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	3.089%	12/25/35	1,700,000	1,628,072	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	3.149%	10/25/35	560,000	538,645	(b)
AMMC CLO 23 Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	3.780%	10/17/31	3,120,000	3,070,829	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	550,798	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	832,988	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	824,904	(a)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	4.184%	11/20/30	$540,000	$531,190	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. USD LIBOR + 0.975%)	3.468%	2/28/41	208,057	207,131	(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	3.992%	1/15/35	1,230,000	1,196,543	(a)(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	3.833%	4/24/29	610,631	608,469	(a)(b)
Blackrock DLF VIII-L CLO Trust, 2021-1A A (3 mo. USD LIBOR + 1.350%)	4.090%	4/17/32	71,092	70,984	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.710%	4/20/31	650,000	640,408	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	3.516%	8/19/38	1,250,000	1,217,597	(a)(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	2.971%	7/15/27	900,000	903,277	(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	3.760%	7/20/31	1,590,000	1,566,075	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	941,436	904,773	(a)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,454,417	(a)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	4.362%	10/15/31	429,000	427,987	(a)(b)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3mo. USD LIBOR + 1.800%)	4.312%	1/15/32	530,000	525,065	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	3.742%	4/23/29	237,027	235,512	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,045,487	901,663	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	521,274	448,286	(a)
Commonbond Student Loan Trust, 2021-BGS A	1.170%	9/25/51	1,189,727	1,061,516	(a)
CQS US CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.220%)	3.930%	1/20/35	1,000,000	975,999	(a)(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	5.682%	8/9/24	945,000	923,725	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	3.732%	1/15/29	306,697	306,419	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	2.611%	2/15/29	333,354	328,952	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	3.552%	4/15/34	250,000	244,843	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1mo. USD LIBOR + 1.350%)	3.794%	7/26/66	1,851,218	1,833,027	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	$1,700,000	$1,597,418	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	907,364	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	662,184
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	777,037
Fortress Credit Bsl X Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	4.180%	4/20/33	2,480,000	2,460,863	(a)(b)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,910,294	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	3.810%	7/20/34	780,000	764,305	(a)(b)
Golub Capital Partners CLO 36M Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	4.482%	2/5/31	1,480,000	1,430,219	(a)(b)
Golub Capital Partners CLO 47M Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	4.512%	5/5/32	1,220,000	1,197,414	(a)(b)
Golub Capital Partners CLO 49M Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	4.240%	8/26/33	690,000	673,807	(a)(b)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	4.362%	8/5/33	1,040,000	1,015,339	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	888,513	763,420	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3mo. USD LIBOR + 1.900%)	3.996%	12/20/29	1,727,650	1,727,559	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	3.411%	7/15/39	1,280,000	1,242,880	(a)(b)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	4.396%	4/26/31	1,017,000	984,631	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.970%	1/20/30	492,421	489,959	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	5.010%	1/20/30	820,000	795,062	(a)(b)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,339,769	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	371,821	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	3.387%	9/17/36	1,440,000	1,389,410	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	530,000	465,075	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	3.194%	10/25/35	641,114	626,784	(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	3.450%	2/15/39	$1,300,000	$1,265,895	(a)(b)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	3.820%	7/16/31	920,000	908,153	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1mo. USD LIBOR + 0.560%)	3.004%	9/25/34	269,110	265,840	(b)
Madison Park Funding XXXV Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	3.700%	4/20/32	760,000	747,355	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	3.860%	10/18/31	530,000	521,216	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-WMC5 M1 (1 mo. USD LIBOR + 0.930%)	3.374%	7/25/35	436,751	424,097	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	3.029%	12/25/36	24,713	24,667	(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	3.457%	10/16/36	1,390,000	1,353,860	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	4.112%	7/15/29	500,000	492,789	(a)(b)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	4.034%	2/20/31	1,670,000	1,649,806	(a)(b)
Midocean Credit CLO IX, 2018-9A B (3 mo. USD LIBOR + 1.750%)	4.460%	7/20/31	2,020,000	1,974,687	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.645%	9/25/57	960,000	944,275	(a)(b)
MMAF Equipment Finance LLC, 2019-A A5	3.080%	11/12/41	900,000	880,278	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	3.024%	2/25/36	302,226	298,283	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	871,472	807,263	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	3.591%	12/15/28	241,691	241,624	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	64,797	63,387	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	3.291%	1/15/43	229,426	227,060	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	3.441%	12/15/59	871,936	860,784	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	3.044%	4/25/40	921,899	894,166	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.744%	3/25/66	1,010,000	1,010,515	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	3.044%	12/26/69	731,843	709,952	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	3.398%	4/20/62	$1,550,000	$1,452,800	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	3.044%	9/25/42	434,256	421,063	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	666,553	600,842	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	3.108%	4/20/62	1,485,609	1,441,546	(a)(b)
Neuberger Berman CLO XVII Ltd., 2014-17A BR2 (3 mo. USD LIBOR + 1.500%)	4.259%	4/22/29	750,000	729,262	(a)(b)
Neuberger Berman Loan Advisers CLO 40 Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	3.800%	4/16/33	800,000	788,074	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	3.374%	8/25/34	419,629	409,792	(b)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,000,000	987,317	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	3.683%	10/25/41	355,416	355,065
NovaStar Mortgage Funding Trust, 2003-1 M1 (1mo. USD LIBOR + 1.425%)	3.869%	5/25/33	147,439	142,463	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1mo. USD LIBOR + 0.710%)	3.154%	12/25/33	1,065,044	1,030,311	(b)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	3.870%	7/20/34	750,000	736,508	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	3.905%	2/14/31	260,000	255,757	(a)(b)
Octagon Investment Partners XIV Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	3.462%	7/15/29	680,000	672,399	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	3.998%	5/23/31	760,000	751,623	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1mo. USD LIBOR + 0.780%)	3.224%	11/25/34	425,793	411,439	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	251,005	217,386
Oscar US Funding XIII LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,376,117	(a)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.832%	4/30/27	150	149	(a)(b)
Parliament Funding II ltd, 2020-1A AR (3 mo. USD LIBOR + 1.250%)	3.960%	10/20/31	1,620,000	1,596,732	(a)(b)
Rad CLO 15 Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	3.800%	1/20/34	1,710,000	1,679,257	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.324%	8/25/33	$201,877	$189,665	(b)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	3.602%	1/15/30	650,000	642,265	(a)(b)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	3.973%	6/22/30	1,100,000	1,085,193	(a)(b)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	48,915	47,622
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	810,789	799,562	(a)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	4.360%	10/20/31	420,000	417,333	(a)(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	2.099%	12/15/39	1,422,334	1,350,256	(b)
SLM Private Education Loan Trust, 2010-C A5 (1mo. USD LIBOR + 4.750%)	7.141%	10/15/41	1,581,960	1,726,215	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	2.499%	12/17/68	836,331	806,911	(a)(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	2.903%	1/25/27	163,846	163,230	(b)
SLM Student Loan Trust, 2005-4 B (3 mo. USD LIBOR + 0.180%)	2.963%	7/25/55	164,756	148,504	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	2.923%	10/25/28	287,243	284,508	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	2.933%	10/25/29	200,404	198,648	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	2.953%	1/25/41	810,699	763,370	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.933%	3/25/44	1,145,716	1,096,249	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	2.994%	5/26/55	860,777	830,914	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	3.094%	6/26/28	918,765	894,221	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	3.841%	2/17/32	129,156	129,061	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	657,657	589,420	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	459,636	408,158	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	662,474	602,263	(a)
SMB Private Education Loan Trust, 2021-C A2 (1mo. USD LIBOR + 0.800%)	3.191%	1/15/53	2,970,000	2,867,246	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	$396,529	$354,329	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	608,703	569,062	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,486,061	1,373,500	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	554,499	507,653	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	3.581%	1/17/32	1,210,000	1,194,164	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	912,758	802,394	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	3.930%	10/18/31	250,000	247,372	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	3.552%	1/15/32	350,000	344,969	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	1,071,988	1,048,470	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	3.732%	7/15/34	1,810,000	1,782,371	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	3.913%	7/24/32	1,040,000	1,023,524	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	4.003%	10/24/34	1,221,000	1,189,417	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.762%	10/15/31	300,000	294,023	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $120,321,722)				115,545,848

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 15.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	3.250%	9/15/34	500,000	490,478	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	348,890	303,072	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	3.266%	10/15/38	1,890,000	1,791,516	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	3.460%	11/17/38	945,281	930,690	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	3.258%	1/16/37	1,560,000	1,502,971	(a)(b)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	3.297%	1/18/36	1,104,636	1,080,621	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	3.544%	10/25/33	158,446	160,552	(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.155%	9/15/54	12,430,645	740,609	(a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	537,767
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.641%	7/15/35	910,000	884,234	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	$506,702	$484,871	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	917,995	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1mo. USD LIBOR + 0.850%)	3.242%	11/15/38	2,510,000	2,432,353	(a)(b)
BX Commercial Mortgage Trust, 2021-CIP A (1mo. USD LIBOR + 0.921%)	3.312%	12/15/38	1,700,000	1,651,703	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1mo. USD LIBOR + 0.670%)	3.062%	6/15/38	1,091,730	1,055,986	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1mo. USD LIBOR + 0.700%)	3.091%	9/15/36	1,460,000	1,412,482	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1mo. Term SOFR + 0.990%)	3.297%	1/17/39	1,570,000	1,528,169	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	3.027%	10/15/26	1,930,000	1,851,045	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	3.311%	2/15/38	940,000	929,699	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	3.461%	12/15/37	990,000	979,094	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	277,084	246,647	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.744%	8/25/35	1,417	1,332	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	3.024%	10/25/35	5,773	5,455	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.644%	1/25/36	2,212	2,007	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	1,067,384	966,871	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	315,149
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	1,375,476	1,270,714	(a)(b)
CSMC Trust, 2014-11R 15A2	3.061%	1/27/36	466,042	450,229	(a)(b)
CSMC Trust, 2015-12R 2A1	2.759%	11/30/37	188,462	188,194	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573%to 8/25/23 then 3.573%)	2.573%	7/25/49	119,145	113,210	(a)
CSMC Trust, 2019-AFC1 A2, Step bond (2.776%to 8/25/23 then 3.776%)	2.776%	7/25/49	261,973	249,368	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877%to 8/25/23 then 3.877%)	2.877%	7/25/49	261,973	248,529	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	$1,480,000	$1,301,923	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	461,900	437,971	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	5.391%	12/15/35	310,000	307,486	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	464,863	393,922	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	464,863	396,094	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	587,227	520,684	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	963,139	794,076	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	558,016	487,121	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	564,314	526,837	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	767,941	723,819	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	955,813	870,339	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,837,742	1,645,055	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	252,460	250,638	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,800,866	1,665,392	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	711,041	628,275	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	359,603	317,965	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1mo. USD LIBOR + 0.701%)	3.093%	11/15/38	2,720,000	2,627,427	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	3.012%	8/25/29	1,200,000	1,199,242	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	2.741%	11/15/40	10,026	10,030	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	2.894%	9/25/49	821,280	818,477	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	4.294%	2/25/50	584,205	585,354	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	4.283%	10/25/33	850,000	825,357	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	3.683%	10/25/41	$1,540,000	$1,457,393	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	3.483%	2/25/42	1,327,679	1,322,862	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	4.583%	2/25/42	1,600,000	1,562,313	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.217%	6/1/28	519	516	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.483%	8/25/33	370,000	364,764	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	5.158%	6/25/42	1,195,981	1,214,695	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.694%	10/25/23	117,941	121,381	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.844%	1/25/24	184,611	188,395	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	5.044%	5/25/24	640,200	649,081	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.344%	11/25/24	64,221	67,219	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.444%	11/25/24	20,712	20,925	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	4.594%	10/25/30	320,000	319,676	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	4.444%	3/25/31	323,445	324,760	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	5.283%	3/25/42	$1,150,000	$1,149,184	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	1.096%	3/25/27	4,974	4,911	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	93,853	93,021	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.259%	3/25/42	692,329	693,686	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.672%	8/25/43	436,556	437,173	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.364%	8/25/42	356,297	349,787	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	2.844%	5/25/42	62,759	62,460	(b)
GCAT Trust, 2020-NQM1 A3	2.554%	1/25/60	1,196,942	1,172,792	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.298%	2/20/61	79,945	79,509	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.198%	3/20/63	270,448	268,012	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	2.798%	3/20/66	1,806,705	1,804,687	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	2.298%	7/20/67	548,493	545,567	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	2.438%	4/20/70	3,383,230	3,368,894	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	2.358%	9/20/71	3,593,687	3,536,704	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1mo. USD LIBOR + 0.350%)	0.944%	3/20/23	73,213	73,320	(a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1mo. USD LIBOR + 0.950%)	3.341%	10/15/36	1,110,000	1,058,601	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	3.108%	6/20/35	249,610	233,715	(b)

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	3.268%	6/20/35	$205,140	$191,035	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.964%	11/25/35	196,307	178,683	(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.389%	3/25/50	314,896	290,337	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	46,025	42,926	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,086,778	1,042,837	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	688,539	647,176	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	2.250%	7/25/67	1,459,752	1,361,314	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	655,835	633,159	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	469,658	459,538
Morgan Stanley Capital I Trust, 2017-ASHF A (1mo. USD LIBOR + 0.850%)	3.241%	11/15/34	181,410	177,848	(a)(b)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	3.170%	11/15/23	2,103,046	2,026,962	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	157,978	151,925	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	104,724	100,299	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	327,414	316,482	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	795,164	760,433	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	941,634	837,954	(a)(b)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	758,229	725,509	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	2.774%	8/25/35	103,532	97,890	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.649%	5/25/33	288,659	177,707	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	249,855	237,082
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,355,850	1,233,022	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	759,823	658,268	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	766,491	670,497	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	1,001,700	829,291	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	$957,929	$836,146	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	2.875%	10/15/36	1,101,073	1,051,469	(a)(b)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	3.387%	8/9/37	1,366,208	1,314,941	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	5.243%	5/27/23	173,999	170,874	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	5.193%	10/27/22	160,568	160,198	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	255,077	222,975	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,244,518	1,082,618	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,924	3,395
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. USD LIBOR + 0.950%)	3.394%	7/25/36	1,289,211	1,243,085	(a)(b)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	2.894%	11/25/33	39,602	39,441	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1mo. USD LIBOR + 1.150%)	3.541%	5/15/38	920,000	883,216	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	3.308%	1/15/39	1,560,000	1,518,756	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	3.122%	11/15/38	2,110,000	2,036,596	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	3.330%	3/25/34	85,645	81,929	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.421%	6/25/35	351,354	317,348	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1mo. USD LIBOR + 1.050%)	3.423%	11/11/34	291,629	284,454	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	172,074	167,116	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	895,939	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. USD LIBOR + 2.150%)	4.594%	10/25/48	1,460,000	1,436,753	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	4.344%	5/25/58	1,260,000	1,237,490	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.844%	6/25/35	275,503	241,332	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	2.904%	4/25/45	784,043	752,952	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	3.024%	7/25/45	1,092,916	1,022,265	(b)

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	3.164%	7/25/45	$350,285	$327,865	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	106,616	104,387

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $102,254,098)				96,884,813

MORTGAGE-BACKED SECURITIES - 2.5%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,278,932	2,193,967
Federal Home Loan Mortgage Corp. (FHLMC) (12mo. USD LIBOR + 1.629%)	3.267%	1/1/49	5,019,028	4,887,933	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.181%)	1.784%	8/1/51	6,110,869	5,634,550	(b)

Total FHLMC				12,716,450

FNMA - 0.4%
Federal National Mortgage Association (FNMA)	3.000%	4/1/38-2/1/40	2,048,644	1,972,874
Federal National Mortgage Association (FNMA)	4.500%	1/1/59	298,282	305,901
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.702%	9/1/37	270,626	277,793	(b)

Total FNMA				2,556,568

GNMA - 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	27,568	26,889
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	165,701	149,860

Total GNMA				176,749

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,837,800)				15,449,767

SENIOR LOANS - 2.2%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	4.274%	3/1/27	32,206	30,835	(b)(f)(g)

Media - 0.6%
Applovin Corp., Initial Term Loan (3 mo. USD LIBOR + 3.250%)	5.500%	8/15/25	547,165	538,665	(b)(f)(g)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.280%	4/30/25	767,450	759,706	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	25

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.280%	2/1/27	$497,442	$483,586	(b)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	5.024%	9/18/26	542,907	539,768	(b)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (3mo. USD LIBOR + 3.688%)	6.200%	1/31/26	37,663	36,574	(b)(f)(g)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	5.774%	3/15/26	572,832	560,917	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1mo. USD LIBOR + 2.500%)	4.891%	1/31/28	590,000	578,348	(b)(f)(g)

Total Media				3,497,564

TOTAL COMMUNICATION SERVICES				3,528,399

CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	5.774%	4/30/26	550,000	537,763	(b)(f)(g)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.303%	9/23/26	865,441	847,591	(b)(f)(g)

Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.274%	11/19/26	79,009	76,919	(b)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1mo. USD LIBOR + 2.750%)	5.274%	12/23/24	763,725	755,439	(b)(f)(g)
Four Seasons Hotels Ltd., Restated Term Loan (1mo. USD LIBOR + 2.000%)	4.524%	11/30/23	489,184	488,215	(b)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.194%	6/22/26	85,086	83,405	(b)(f)(g)

Total Hotels, Restaurants & Leisure				1,403,978

Specialty Retail - 0.3%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	6.274%	3/6/28	493,763	479,814	(b)(f)(g)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	5.274%	10/19/27	492,481	472,193	(b)(f)(g)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	6.063%	2/17/28	547,229	532,011	(b)(f)(g)

Total Specialty Retail				1,484,018

TOTAL CONSUMER DISCRETIONARY				4,273,350

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1mo. Term SOFR + 2.000%)	4.455%	8/4/28	$547,243	$537,959	(b)(f)(g)

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.260%)	6.000%	3/20/28	547,229	508,923	(b)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	11/5/28	550,000	541,522	(b)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	5.397%	1/13/29	550,000	537,394	(b)(f)(g)

Total Diversified Financial Services				1,587,839

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.524%	11/3/24	48,363	46,670	(b)(f)(g)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	5.774%	7/31/27	547,229	502,537	(b)(f)(g)

Total Insurance				549,207

TOTAL FINANCIALS				2,137,046

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	4.524%	11/15/27	468,636	454,481	(b)(f)(g)

Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	6.024%	5/5/28	495,000	486,469	(b)(f)(g)

TOTAL HEALTH CARE				940,950

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.024%	10/1/26	494,419	488,009	(b)(f)(g)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3mo. USD LIBOR + 2.000%)	4.250%	12/30/26	826,982	811,712	(b)(f)(g)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	4.383%	2/24/25	500,000	492,030	(b)(f)(g)

Total Road & Rail				1,303,742

TOTAL INDUSTRIALS				1,791,751

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	27

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (3mo. USD LIBOR + 4.000%)	6.903%	10/16/26	$493,687	$481,826	(b)(f)(g)

TOTAL SENIOR LOANS (Cost - $14,003,409)				13,691,281

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	620,000	617,742
U.S. Treasury Notes	0.375%	12/31/25	180,000	162,492
U.S. Treasury Notes	2.750%	7/31/27	6,960,000	6,774,309
U.S. Treasury Notes	0.375%	9/30/27	2,660,000	2,293,211

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,254,261)				9,847,754

SOVEREIGN BONDS - 0.5%
Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,200,000	1,188,240	(d)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	1,910,000	1,853,506	(a)

TOTAL SOVEREIGN BONDS (Cost - $3,185,791)				3,041,746

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $610,076,452)				577,751,884

SHORT-TERM INVESTMENTS - 5.5%
Commercial Paper - 3.5%
Banco Santander SA	3.741%	2/17/23	9,500,000	9,338,859	(h)(i)
Svenska Handelsbanken AB	3.550%	2/16/23	3,350,000	3,296,326	(h)(i)
Toronto Dominion Bank	3.712%	2/16/23	9,375,000	9,218,103	(h)(i)

TOTAL COMMERCIAL PAPER (Cost - $21,855,755)				21,853,288

			SHARES
MONEY MARKET FUNDS - 2.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $12,271,766)	2.057%		12,271,766	12,271,766	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $34,127,521)				34,125,054

TOTAL INVESTMENTS - 99.1% (Cost - $644,203,973)				611,876,938
Other Assets in Excess of Liabilities - 0.9%				5,337,232

TOTAL NET ASSETS - 100.0%				$617,214,170

See Notes to Schedule of Investments.

28	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Rate shown represents yield-to-maturity.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $12,271,766 and the cost was $12,271,766 (Note 2).

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	29

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

At August 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.25	125	$312,500	$(28,125)
90-Day Eurodollar Futures, Call	12/19/22	97.00	129	322,500	(7,256)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $202,716)					$(35,381)

At August 31, 2022, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	250	12/22	$60,962,783	$59,959,375	$(1,003,408)
90-Day Eurodollar	143	12/23	34,975,650	34,414,737	(560,913)
U.S. Treasury 10-Year Notes	79	12/22	9,304,170	9,235,594	(68,576)

					(1,632,897)

Contracts to Sell:
U.S. Treasury 2-Year Notes	443	12/22	92,510,579	92,289,360	221,219
U.S. Treasury 5-Year Notes	1,304	12/22	144,636,401	144,509,684	126,717
U.S. Treasury Long-Term Bonds	35	12/22	4,802,269	4,754,531	47,738
U.S. Treasury Ultra Long-Term Bonds	2	12/22	300,421	299,000	1,421

					397,095

Net unrealized depreciation on open futures contracts					$(1,235,802)

See Notes to Schedule of Investments.

30	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

At August 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$10,580,000	11/18/23	3.970%*	CPURNSA*	$(39,005)	$406,952
	47,152,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(1,380,923)
	18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	434	(288,495)
	10,580,000	11/18/26	CPURNSA*	3.370%*	95,139	(479,091)
	12,020,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(20,591)	488,398
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	2,568	171,646
	11,446,000	8/15/28	1.130% annually	Daily SOFR Compound annually	70,145	1,102,418
	709,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(1,042)	70,219

Total	$119,229,000				$107,648	$91,124

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$11,342,000	6/20/27	1.000% quarterly	$37,826	$115,376	$(77,550)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	31

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

32	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$323,290,675	—	$323,290,675
Asset-Backed Securities	—	115,545,848	—	115,545,848
Collateralized Mortgage Obligations	—	96,884,813	—	96,884,813
Mortgage-Backed Securities	—	15,449,767	—	15,449,767
Senior Loans	—	13,691,281	—	13,691,281
U.S. Government & Agency Obligations	—	9,847,754	—	9,847,754
Sovereign Bonds	—	3,041,746	—	3,041,746

Total Long-Term Investments	—	577,751,884	—	577,751,884

Short-Term Investments†:
Commercial Paper	—	21,853,288	—	21,853,288
Money Market Funds	$12,271,766	—	—	12,271,766

Total Short-Term Investments	12,271,766	21,853,288	—	34,125,054

Total Investments	$12,271,766	$599,605,172	—	$611,876,938

Other Financial Instruments:
Futures Contracts††	$397,095	—	—	$397,095
Centrally Cleared Interest Rate Swaps††	—	$2,239,633	—	2,239,633

Total Other Financial Instruments	$397,095	$2,239,633	—	$2,636,728

Total	$12,668,861	$601,844,805	—	$614,513,666

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$35,381	—	—	$35,381
Futures Contracts††	1,632,897	—	—	1,632,897
Centrally Cleared Interest Rate Swaps††	—	$2,148,509	—	2,148,509
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	77,550	—	77,550

Total	$1,668,278	$2,226,059	—	$3,894,337

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate
	Value at
	May 31,	Purchased		Sold
	2022	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$95,114,624	95,114,624	$82,842,858	82,842,858

(continued)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$112,184	—	$12,271,766

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